Private Placement (FY) (Details) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 01, 2021	Feb. 22, 2021
Private Placement Warrants [Abstract]
Gross proceeds from issuance of warrants		$ 11,960,000
Class A Ordinary Shares [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)			1	1
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	4,666,667
Share price (in dollars per share)	$ 1.50
Gross proceeds from issuance of warrants	$ 7,000,000
Private Placement Warrant [Member] | Class A Ordinary Shares [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)	1
Warrants exercise price (in dollars per share)	$ 11.50
Over-Allotment Option [Member] | Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	5,166,667
Share price (in dollars per share)	$ 1.50
Gross proceeds from issuance of warrants	$ 7,750,000